20 Financial instruments (Details 11) - US $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 2,371,443
2021 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	208,946
2022 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	183,318
2023 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	230,992
2024 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	251,884
2025 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	227,775
2026 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	192,651
2027 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	89,516
2028 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	71,341
2029 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	15,020
2030 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	225,000
2031 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	225,000
2032 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	225,000
2033 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 225,000